Note 12 - Income Tax and Social Contribution - Reconciliation From the Weighted Nominal to the Effective Tax Rate (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Profit before tax		R$ 12,943.1	R$ 13,121.6		R$ 12,835.2
Adjustment on taxable basis
Others non-taxable income		(1,131.0)	(400.8)		(310.9)
Government grants related to sales taxes		(1,896.0)	(1,807.3)		(1,889.1)
Share of result of joint ventures		22.3	(1.0)		3.1
Non-deductible expenses		285.1	305.5		91.1
Complement of income tax of foreign subsidiaries due in Brazil		210.9	503.0		560.4
Results of intercompany transactions		(557.8)	(693.4)		(547.5)
Total		R$ 9,876.6	R$ 11,027.6		R$ 10,742.3
Aggregated weighted nominal tax rate		28.87%	29.96%		29.18%
Taxes payable – nominal rate		R$ (2,851.7)	R$ (3,303.8)		R$ (3,135.1)
Adjustment on tax expense
Income tax Incentives		245.9	219.7		304.6
Deductible interest on shareholders' equity		2,623.8	1,710.4		1,649.0
Tax savings from goodwill amortization		80.5	72.3		175.2
Withholding income tax		(420.3)	(220.0)		(356.9)
Recognition / write-off of deferred charges on tax losses		(377.4)	(41.6)		(178.9)
PERT 2017					(2,784.6)
Effect of application of IAS 29 (hyperinflation)		1.4	(107.3)
Others with reduced taxation		(56.9)	(103.6)		(721.0)
Income tax and social contribution expense	[1]	R$ (754.7)	R$ (1,773.9)	[2]	R$ (5,047.7)	[2]
Effective tax rate		5.83%	13.52%		39.33%

[1]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).